Trade and Other Receivables (Tables) - VEON Holdings B.V. [Member]	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables (Tables) [Line Items]
Schedule of Trade and Other Receivables

Trade and other receivables consisted of the following items as of December 31:

	2024	2023
Trade receivables (gross)	55	57
Expected credit losses	(15)	(14)
Trade receivables (net)	40	43

Other receivables, net of expected credit losses allowance	—	12
Total trade and other receivables	40	55

Schedule of Allowance for Expected Credit Losses

The following table summarizes the movement in the allowance for expected credit losses for the year ended December 31:

	2024	2023
Balance as of January 1	14	13

Accruals for expected credit losses	3	4
Recoveries	—	(3)
Foreign currency translation adjustment	(1)	(1)
Other movements	(1)	1
Balance as of December 31	15	14

Schedule of the Information About the Group’S Trade Receivables

Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2024
Expected loss rate, %	3%	0%	33%	100%
Trade receivables	35	4	3	13	55
Expected credit losses	(1)	—	(1)	(13)	(15)
Trade receivables, net	34	4	2	—	40
		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2023
Expected loss rate, %	3%	17%	0%	100%
Trade receivables	35	6	4	12	57
Expected credit losses	(1)	(1)	—	(12)	(14)
Trade receivables, net	34	5	4	—	43